Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	$ 5,640	$ 5,522
Less: accumulated depreciation and amortization	(4,440)	(4,360)
Property and equipment, net	1,200	1,162
Depreciation expense	300	500
Cost of goods sold, depreciation expense	100	300
Processing and research equipment
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	3,853	3,585
Leasehold improvements
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	606	589
Office equipment and furniture
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	187	151
Computer hardware and software
Property, Plant and Equipment, Net, by Type [Abstract]
Property and equipment, gross	$ 994	$ 1,197